UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.32%	$ 1,000.00	$ 1,000.10	$ 1.59
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.21	$ 1.61

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 2/28/11	% of fund's investments 8/31/10	% of fund's investments 2/28/10
0 - 30	81.8	86.1	83.9
31 - 90	7.3	5.9	5.6
91 - 180	9.1	4.6	8.0
181 - 397	1.8	3.4	2.5
Weighted Average Maturity
	2/28/11	8/31/10	2/28/10
Fidelity AMT Tax-Free Money Fund	24 Days	24 Days	24 Days
All Tax-Free Money Market Funds Average*	28 Days	30 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/11	8/31/10	2/28/10
Fidelity AMT Tax-Free Money Fund	24 Days	24 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
Variable Rate Demand Notes (VRDNs) 67.7%	Variable Rate Demand Notes (VRDNs) 74.4%
Commercial Paper (including CP Mode) 13.5%	Commercial Paper (including CP Mode) 12.1%
Tender Bonds 1.6%	Tender Bonds 0.3%
Municipal Notes 7.9%	Municipal Notes 5.3%
Fidelity Tax-Free Cash Central Fund 7.0%	Fidelity Tax-Free Cash Central Fund 7.1%
Other Investments 2.1%	Other Investments 1.7%
Net Other Assets 0.2%	Net Other Assets† (0.9)%

* Source: iMoneyNet, Inc.

** Information not available

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	$ 13,100	$ 13,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.26%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	1,990	1,990
		15,090
Alaska - 2.0%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,605	4,605
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.26%, VRDN (a)	21,000	21,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (a)	4,100	4,100
		29,705
Arizona - 1.9%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (a)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.28%, LOC Freddie Mac, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,115	2,115
Series ROC II R 11712, 0.26% (Liquidity Facility Citibank NA) (a)(e)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.32%, LOC Bank of America NA, VRDN (a)	3,500	3,500
		29,010
California - 2.1%
California Gen. Oblig.:
Series 2004 A7, 0.27%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,000	1,000
0.3% 3/3/11, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,800	3,800
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	$ 2,000	$ 2,002
2% 4/21/11	5,400	5,411
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	4,600	4,620
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.26% (Liquidity Facility Citibank NA) (a)(e)	6,970	6,970
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	4,000	4,048
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.3% 3/1/11, LOC Dexia Cr. Local de France, CP	1,000	1,000
		31,551
Colorado - 3.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.78%, LOC JPMorgan Chase Bank, VRDN (a)	935	935
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	12,600	12,670
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B:
0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	600	600
0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,500	2,500
Participating VRDN Series Putters 2999, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,245	6,245
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.26% (Liquidity Facility Citibank NA) (a)(e)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (a)	7,225	7,225
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
		46,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.75% tender 3/1/11, CP mode	$ 4,900	$ 4,900
Connecticut Gen. Oblig.:
BAN:
Series 2009 B, 4% 6/1/11	5,400	5,449
Series 2010 A, 2% 5/19/11	6,100	6,120
Series 2004 A, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 17, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,000	3,000
Participating VRDN Series EGL 7 05 3031, 0.26% (Liquidity Facility Citibank NA) (a)(e)	4,300	4,300
		27,769
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.54%, VRDN (a)	5,400	5,400
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
		10,400
District Of Columbia - 1.5%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(The Phillips Collection Issue Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	3,835	3,835
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	4,900	4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.26%, LOC Bank of America NA, VRDN (a)	10,900	10,900
		22,235
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.32% tender 4/7/11, LOC Bank of America NA, CP mode	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.25%, LOC Freddie Mac, VRDN (a)	$ 2,165	$ 2,165
Cape Coral Gen. Oblig. 0.33% 4/4/11, LOC Bank of America NA, CP	6,687	6,687
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2006 E, 2% 6/1/11	1,655	1,662
Series 2007 E, 4% 6/1/11	1,490	1,503
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 A, 2% 7/1/11	1,570	1,578
Series 2010 C, 4% 7/1/11	3,400	3,439
Series B, 5% 7/1/11	1,250	1,269
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.25%, LOC Fannie Mae, VRDN (a)	1,100	1,100
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 4% 7/15/11	3,120	3,162
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	8,880	8,880
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.33% tender 3/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (a)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 3/11/11, CP mode	1,800	1,800
Series 1994, 0.32% tender 3/11/11, CP mode	5,545	5,545
Manatee County School District TAN Series 2010, 1.25% 5/1/11	2,500	2,504
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.28%, LOC Bank of America NA, VRDN (a)	4,400	4,400
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	15,600	15,600
(Hanley Ctr. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	7,210	7,210
(Morse Oblig. Group Proj.) Series 2003, 0.24%, LOC TD Banknorth, NA, VRDN (a)	6,260	6,260
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.33%, LOC Bank of America NA, VRDN (a)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,900	$ 4,900
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (a)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,605	1,605
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	4,700	4,718
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,930	4,930
Sunshine State Govt. Fing. Commission Rev. Series L, 0.35% 3/2/11, LOC Dexia Cr. Local de France, CP	4,400	4,400
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (a)	1,050	1,050
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,000	6,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,650	4,650
		142,507
Georgia - 2.1%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	5,225	5,225
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	4,100	4,100
Georgia Gen. Oblig. Series H1, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,000	1,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia Series 1985 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 5,300	$ 5,300
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.24%, LOC Fannie Mae, VRDN (a)	2,200	2,200
		30,725
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/11	2,900	2,915
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
		4,915
Illinois - 4.2%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,545	1,545
Chicago Wtr. Rev.:
Series 2004 A2, 0.26%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	2,470	2,470
Series 2004 A3, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,175	3,175
DuPage County Rev. (Morton Arboretum Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
(Saint Xavier Univ. Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	3,700	3,700
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (a)	3,250	3,250
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.27%, LOC Bank of America NA, VRDN (a)	7,180	7,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,500	$ 2,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	2,500	2,500
		62,920
Indiana - 3.3%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,050	4,050
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.27%, LOC Bank of America NA, VRDN (a)	1,550	1,550
Series 2008 F, 0.25%, LOC Bank of New York, New York, VRDN (a)	6,280	6,280
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.26%, LOC Harris NA, VRDN (a)	16,600	16,600
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,000	2,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,400	8,400
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) 0.3% tender 4/1/11 (BP PLC Guaranteed), CP mode	4,900	4,900
		49,580
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.34%, VRDN (a)	7,400	7,400
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	2,845	2,845
Louisiana - 0.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Putters 2378, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,030	1,030
Maine - 1.0%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.32%, LOC KBC Bank NV, VRDN (a)	5,555	5,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Health & Higher Ed. Facilities Auth. Rev.: - continued
Series 2008 B, 0.32%, LOC KBC Bank NV, VRDN (a)	$ 1,700	$ 1,700
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,990	6,990
		14,245
Maryland - 2.3%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.28%, LOC BNP Paribas SA, VRDN (a)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.52%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Baltimore County Metropolitan District Series 1995, 0.31% 4/8/11 (Liquidity Facility BNP Paribas SA), CP	2,000	2,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (a)	4,820	4,820
Howard County Gen. Oblig. Series 2006 D, 0.29% 3/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,000	3,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.29%, LOC Fannie Mae, VRDN (a)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.4%, LOC Bank of America NA, VRDN (a)	1,335	1,335
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (a)	2,300	2,300
Series 2007 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,500	6,500
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (a)	2,630	2,630
		33,985
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series DC 8030, 0.3% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,000	1,000
Series 2008 A1, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,500	13,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series DCL 08 42, 0.3% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	$ 3,000	$ 3,000
Series SG 126, 0.26% (Liquidity Facility Societe Generale) (a)(e)	2,000	2,000
RAN Series 2010 A, 2% 4/28/11	3,300	3,309
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.8% tender 3/16/11, CP mode	900	900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series BA 08 1082, 0.33% (Liquidity Facility Bank of America NA) (a)(e)	6,680	6,680
Participating VRDN:
Series EGL 07 0031, 0.26% (Liquidity Facility Citibank NA) (a)(e)	1,000	1,000
Series Putters 2479Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100	3,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,700	1,700
		36,189
Michigan - 1.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.36%, LOC RBS Citizens NA, VRDN (a)	10,500	10,500
Michigan Bldg. Auth. Rev. Series 6, 0.3% 3/10/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	6,505	6,505
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	4,200	4,238
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.34% tender 6/6/11, CP mode	2,000	2,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Grand Rapids Art Museum Proj.) Series 2006 A, 0.52%, LOC Bank of America NA, VRDN (a)	500	500
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,300	4,300
		28,043
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.8%
Oak Park Heights Multi-Fam Rev. 0.27%, LOC Freddie Mac, VRDN (a)	$ 3,180	$ 3,180
Univ. of Minnesota Series 2001 C, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,050	8,050
		11,230
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.3%, LOC Bank of America NA, VRDN (a)	8,500	8,500
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.26% (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		13,000
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,500	5,500
Lincoln Elec. Sys. Rev. Series 2005, 0.3% 3/8/11, CP	1,500	1,500
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series A:
0.29% 4/8/11, CP	7,200	7,200
0.33% 3/15/11, CP	2,000	2,000
		21,200
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	11,420	11,420
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800	2,800
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.26% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Clark County School District Bonds Series 2002 C, 5% 6/15/11	2,500	2,534
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	$ 1,000	$ 1,040
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	12,050	12,050
		32,644
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 3/3/11, CP mode	1,700	1,700
New Jersey - 2.3%
Montgomery Township Gen. Oblig. BAN 1.5% 9/22/11	16,969	17,060
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	17,600	17,600
		34,660
New Mexico - 0.7%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,400	10,400
New York - 1.7%
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.26% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series EGL 07 0003, 0.26% (Liquidity Facility Citibank NA) (a)(e)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,700	5,700
		25,200
North Carolina - 2.6%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,700	1,700
Series 2006 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	8,600	8,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	3,245	3,245
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	1,500	1,500
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (a)	3,905	3,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	$ 1,500	$ 1,500
(Friends Homes, Inc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	6,170	6,170
(WakeMed Proj.) Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.26% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Wake County Gen. Oblig. Series 2003 C, 0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,685	1,685
		39,405
Ohio - 2.1%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,360	4,360
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,760	1,760
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,100	3,100
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Corp. Proj.) Series 2006 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.36% tender 6/15/11, CP mode	9,200	9,200
(Cleveland Clinic Proj.) Series 2008 B6, 0.32% tender 4/7/11, CP mode	3,000	3,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.32% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	2,490	2,490
Stow Gen. Oblig. BAN 2% 5/6/11	5,025	5,038
		31,948
Oregon - 1.4%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.34% tender 4/5/11, CP mode	4,000	4,000
Series F:
0.32% tender 4/5/11, CP mode	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.): - continued
Series F:
0.36% tender 7/13/11, CP mode	$ 10,000	$ 10,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.32%, LOC Bank of America NA, VRDN (a)	1,500	1,500
		20,500
Pennsylvania - 6.3%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,750	3,750
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,040	3,040
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000	2,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.26%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,700	1,700
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	200	200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.41%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,530	4,530
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,640	3,640
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.26%, LOC Fannie Mae, VRDN (a)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,575	3,575
Pennsylvania Gen. Oblig. TAN First Series 2010-2011, 2.5% 6/30/11	34,800	35,051
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.31%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,270	3,270
(Mercyhurst College Proj.) Series 12, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,165	3,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	$ 5,200	$ 5,200
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2001, 5% 7/15/31 (Pre-Refunded to 7/15/11 @ 101) (d)	3,400	3,493
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, 0.26%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,915	3,915
Somerset County Gen. Oblig. Series 2009 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450	3,450
		93,969
Rhode Island - 0.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	9,300	9,300
Participating VRDN Series Putters 3517, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	995	995
		10,295
South Carolina - 4.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,900	8,900
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11	4,200	4,200
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	7,431	7,431
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	4,805	4,805
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.27% (Liquidity Facility Citibank NA) (a)(e)	3,900	3,900
Series 2010 A, 0.31% 3/11/11, CP	6,790	6,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 10,510	$ 10,510
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.85% tender 3/17/11, CP mode	7,400	7,400
		63,936
Tennessee - 1.6%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.32%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (a)	6,715	6,715
Shelby County Gen. Oblig. Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,400	1,400
		24,315
Texas - 9.9%
Austin Independent School District Participating VRDN Series Putters 3554, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,040	7,040
Austin Util. Sys. Rev. Series A, 0.3% 3/28/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Comal Independent School District Participating VRDN Series Solar 06 36, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,105	13,105
Dallas North Texas Tollway Auth. Series 2010 A, 0.32% 4/6/11, LOC Bank of America NA, CP	10,000	10,000
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	10,225	10,225
Fort Worth Independent School District Bonds Series 2008, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,000	1,044
Galena Park Independent School District Participating VRDN Series SG 154, 0.26% (Liquidity Facility Societe Generale) (a)(e)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.27% (Liquidity Facility Citibank NA) (a)(e)	$ 7,935	$ 7,935
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,150	7,150
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,000	4,000
Series 2004 B1, 0.27%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Judson Independent School District Participating VRDN Series MS 06 1859, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,940	3,940
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,215	3,215
Lovejoy Independent School District Participating VRDN Series DB 514, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,055	6,055
Mansfield Independent School District Participating VRDN Series PT 4627, 0.25% (Liquidity Facility Deutsche Postbank AG) (a)(e)	10,820	10,820
North East Texas Independent School District:
Participating VRDN Series PT 3951, 0.26% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	995	995
Participating VRDN Series Putters 2355, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,920	2,920
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,215	3,215
San Antonio Wtr. Sys. Rev. Series 2010 A, 0.33% 3/15/11, CP	1,000	1,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	1,500	1,500
Texas Pub. Fin. Auth. Series 2002 A:
0.29% 3/17/11, CP	10,500	10,500
0.3% 4/7/11, CP	1,400	1,400
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 2% 7/1/11	3,800	3,822
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.28% (Liquidity Facility Societe Generale) (a)(e)	$ 10,470	$ 10,470
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.25% (Liquidity Facility Citibank NA) (a)(e)	3,660	3,660
Upper Trinity Reg'l. Wtr. District Series A, 0.32% 3/8/11, LOC Bank of America NA, CP	3,000	3,000
		148,266
Utah - 0.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.28%, LOC BNP Paribas SA, VRDN (a)	2,400	2,400
Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.28% 3/17/11 (Liquidity Facility Bank of Nova Scotia), CP	2,735	2,735
Series 1997 B2, 0.32% 3/10/11 (Liquidity Facility Bank of Nova Scotia), CP	2,150	2,150
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	450	450
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	1,700	1,700
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000	3,000
		13,435
Vermont - 0.1%
Vermont Gen. Oblig. Bonds Series 2010 E, 1.5% 8/15/11	2,055	2,065
Virginia - 3.5%
Albemarle County Indl. Dev. Auth. 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	3,610	3,610
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	1,340	1,340
Norfolk BAN Series 2010 C, 1.5% 4/1/11	1,700	1,702
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.24%, LOC Citibank NA, VRDN (a)	11,200	11,200
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.26% (Liquidity Facility Citibank NA) (a)(e)	3,930	3,930
Series ROC II R 11262, 0.26% (Liquidity Facility Citibank NA) (a)(e)	4,880	4,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.26% (Liquidity Facility Citibank NA) (a)(e)	$ 17,200	$ 17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,720	4,720
		52,442
Washington - 2.5%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	17,185	17,185
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Energy Northwest Elec. Rev. Bonds Series D, 5% 7/1/11	1,000	1,016
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.24%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.3% tender 3/17/11 (BP PLC Guaranteed), CP mode	1,500	1,500
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.25%, LOC Freddie Mac, VRDN (a)	4,345	4,345
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.26% (Liquidity Facility Citibank NA) (a)(e)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (a)	2,000	2,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	1,420	1,420
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
		37,026
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.9%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.25%, LOC Bank of America NA, VRDN (a)	$ 10,355	$ 10,355
Series 2009 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	2,800	2,800
		13,155
Wisconsin - 3.0%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,900	7,900
Wisconsin Gen. Oblig.:
Series 2005 A:
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,700	4,700
0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
0.3% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,939	4,939
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.35% tender 3/1/11, LOC JPMorgan Chase Bank, CP mode	2,900	2,900
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,884	10,884
Series 2006 A, 0.31% 4/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.3% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
0.3% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,051	1,051
		45,374
Municipal Securities - continued
	Shares	Value (000s)
Other - 7.0%
Fidelity Tax-Free Cash Central Fund, 0.23% (b)(c)	105,327,900	$ 105,327
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,492,096)		1,492,096
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,509
NET ASSETS - 100%		$ 1,495,605
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,600,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 17,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 112
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,386,769)	$ 1,386,769
Fidelity Central Funds (cost $105,327)	105,327
Total Investments (cost $1,492,096)		$ 1,492,096
Cash		458
Receivable for investments sold		4,100
Receivable for fund shares sold		2,964
Interest receivable		1,737
Distributions receivable from Fidelity Central Funds		20
Receivable from investment adviser for expense reductions		159
Other receivables		9
Total assets		1,501,543

Liabilities
Payable for investments purchased	$ 1,840
Payable for fund shares redeemed	3,591
Distributions payable	1
Accrued management fee	505
Other affiliated payables	1
Total liabilities		5,938

Net Assets		$ 1,495,605
Net Assets consist of:
Paid in capital		$ 1,495,527
Accumulated undistributed net realized gain (loss) on investments		78
Net Assets, for 1,493,927 shares outstanding		$ 1,495,605
Net Asset Value, offering price and redemption price per share ($1,495,605 ÷ 1,493,927 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 2,535
Income from Fidelity Central Funds		112
Total income		2,647

Expenses
Management fee	$ 3,480
Independent trustees' compensation	3
Total expenses before reductions	3,483
Expense reductions	(946)	2,537
Net investment income (loss)		110
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16
Net increase in net assets resulting from operations		$ 126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110	$ 306
Net realized gain (loss)	16	196
Net increase in net assets resulting from operations	126	502
Distributions to shareholders from net investment income	(110)	(306)
Distributions to shareholders from net realized gain	(97)	(139)
Total distributions	(207)	(445)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	187,012	613,977
Reinvestment of distributions	189	384
Cost of shares redeemed	(438,750)	(1,374,041)
Net increase (decrease) in net assets and shares resulting from share transactions	(251,549)	(759,680)
Total increase (decrease) in net assets	(251,630)	(759,623)

Net Assets
Beginning of period	1,747,235	2,506,858
End of period	$ 1,495,605	$ 1,747,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.007	.024	.034	.029
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.007	.024	.034	.029
Distributions from net investment income	- F	- F	(.007)	(.024)	(.034)	(.029)
Distributions from net realized gain	- F	- F	- F	- F	-	-
Total distributions	- F	- F	(.007)	(.024)	(.034)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.02%	.75%	2.44%	3.41%	2.94%
Ratios to Average Net Assets D,E
Expenses before reductions	.43% A	.43%	.48%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.32%A	.29%	.38%	.33%	.33%	.33%
Expenses net of all reductions	.32%A	.29%	.36%	.26%	.24%	.24%
Net investment income (loss)	.01%A	.01%	.79%	2.39%	3.36%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,496	$ 1,747	$ 2,507	$ 3,540	$ 3,474	$ 3,333

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax cost	$ 1,492,096

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $830.

Semiannual Report

6. Expense Reductions - continued

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $115.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for the fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SMM-USAN-0411
1.790945.107

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 965.70	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Fidelity Arizona Municipal Money Market Fund	.30%
Actual		$ 1,000.00	$ 1,000.00	$ 1.49 **
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51 **

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.6	24.5
Special Tax	16.9	17.0
Electric Utilities	14.8	15.0
Water & Sewer	14.6	16.4
Health Care	11.0	9.2
Weighted Average Maturity as of February 28, 2011
		6 months ago
Years	9.2	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	8.3	8.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
AAA 3.4%	AAA 6.3%
AA,A 78.6%	AA,A 79.4%
BBB 12.8%	BBB 11.8%
BB and Below 1.0%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ® ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 90.9%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,649,220
5.75% 7/1/23	250,000	272,398
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,228,019
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,089,250
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,712,734
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	4,934,300
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,326,502
5% 7/1/32	470,000	438,980
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,027,380
Series 2007 B, 1.013% 1/1/37 (b)	1,000,000	635,070
Series 2008 A, 5.25% 1/1/31	1,000,000	959,480
Series 2008 D, 6% 1/1/27	1,000,000	1,050,670
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,766,615
Series 2008, 5.75% 9/1/22	1,000,000	1,065,030
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,270
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,000,000	1,067,570
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,246,421
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,014,300
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	428,712
Series 2008 A, 5% 7/1/33	1,000,000	1,014,020
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	500,000	535,075
Series 2009 A, 5% 10/1/29	1,000,000	1,041,720
Series 2010 A, 5% 10/1/30	2,000,000	2,078,620
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	506,700
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,405,000	$ 1,390,079
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,058,006
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,137,578
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,552,635
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,084,410
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,010,807
Series 2005, 5% 12/1/35	1,000,000	810,240
Series 2007:
5% 12/1/27	1,000,000	862,870
5% 12/1/32	1,000,000	826,560
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,087,150
7% 7/1/33	1,000,000	1,054,190
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,721,947
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,050,010
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,746,360
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	480,000	480,605
Series 2007 A, 5% 7/1/16	1,000,000	1,081,880
Series 2009 A, 6% 7/1/39	1,000,000	997,200
Series A, 5.25% 7/1/32	1,000,000	930,630
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	943,360
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	2,881,680
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,077,960
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	919,080
Mesa Util. Sys. Rev. 5% 7/1/24 (FGIC Insured)	1,000,000	1,068,300
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	$ 2,000,000	$ 2,060,820
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,184,036
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,140,693
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	971,120
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,100,748
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,684,520
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	584,205
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,320
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,297,250
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,799,525
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	779,117
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,960
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,180
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,569,210
Series 2005:
5% 7/1/20	5,000,000	5,443,100
5% 7/1/29	1,750,000	1,783,268
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,116,371
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,040
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	780,761
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	975,074
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	$ 1,000,000	$ 1,055,940
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,036,540
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,014,310
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,357,762
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,077,960
5% 7/1/20 (FGIC Insured)	1,000,000	1,066,880
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	910,568
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,159,144
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B, 5% 1/1/31	1,995,000	2,009,763
Series 2005 A, 5% 1/1/35	3,000,000	3,007,440
Series 2006 A, 5% 1/1/37	5,690,000	5,694,435
Series 2008 A:
5% 1/1/24	1,075,000	1,143,241
5% 1/1/38	3,400,000	3,379,872
Series 2010 B, 5% 12/1/26	2,000,000	2,135,000
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,822,370
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	1,000,000	920,940
Series 2008 A:
5% 9/1/16	1,000,000	1,074,390
5% 9/1/23	355,000	350,137
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,100,432
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,261,998
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.: - continued
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,032,100
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,531,072
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	82,092
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,268,929
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,960
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	211,709
5.25% 7/1/15	1,000,000	1,034,430
Series 2005, 5% 7/1/16	1,515,000	1,556,693
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	299,220
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,067,092
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	392,566
Series 2008 A, 5% 6/1/22	1,315,000	1,404,591
Series 2009 A, 5% 6/1/39	1,000,000	935,430
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (b)(c)	1,000,000	996,970
		136,871,887
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	516,225
Puerto Rico - 4.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	703,108
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	712,271
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	736,988
Series 2003 A, 5.25% 7/1/14	275,000	287,158
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,047,980
Series 2006 C, 5.25% 1/1/15 (c)	500,000	502,370
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	$ 200,000	$ 209,582
Series G, 5.25% 7/1/13	315,000	326,274
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	409,024
Series 2009 A, 6% 8/1/42	1,300,000	1,301,612
		6,236,367
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	295,413
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	411,025
		706,438
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $146,262,426)	144,330,917
NET OTHER ASSETS (LIABILITIES) - 4.2%	6,294,419
NET ASSETS - 100%	$ 150,625,336
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	21.6%
Special Tax	16.9%
Electric Utilities	14.8%
Water & Sewer	14.6%
Health Care	11.0%
Education	9.9%
Others* (Individually Less Than 5%)	11.2%
100.0%
*Includes net other assets
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $276,075 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $146,262,426)		$ 144,330,917
Cash		4,642,745
Receivable for fund shares sold		485,743
Interest receivable		1,567,928
Other receivables		249
Total assets		151,027,582

Liabilities
Payable for fund shares redeemed	$ 154,618
Distributions payable	180,518
Accrued management fee	67,110
Total liabilities		402,246

Net Assets		$ 150,625,336
Net Assets consist of:
Paid in capital		$ 152,921,195
Undistributed net investment income		34,118
Accumulated undistributed net realized gain (loss) on investments		(398,468)
Net unrealized appreciation (depreciation) on investments		(1,931,509)
Net Assets, for 13,514,811 shares outstanding		$ 150,625,336
Net Asset Value, offering price and redemption price per share ($150,625,336 ÷ 13,514,811 shares)		$ 11.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 3,587,810

Expenses
Management fee	$ 466,817
Independent trustees' compensation	344
Miscellaneous	328
Total expenses before reductions	467,489
Expense reductions	(1,737)	465,752
Net investment income (loss)		3,122,058
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(122,393)
Change in net unrealized appreciation (depreciation) on investment securities		(9,737,122)
Net gain (loss)		(9,859,515)
Net increase (decrease) in net assets resulting from operations		$ (6,737,457)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,122,058	$ 6,231,043
Net realized gain (loss)	(122,393)	261,192
Change in net unrealized appreciation (depreciation)	(9,737,122)	9,261,589
Net increase (decrease) in net assets resulting from operations	(6,737,457)	15,753,824
Distributions to shareholders from net investment income	(3,119,436)	(6,226,317)
Share transactions Proceeds from sales of shares	28,294,623	63,302,201
Reinvestment of distributions	1,791,072	3,632,180
Cost of shares redeemed	(53,806,018)	(47,321,565)
Net increase (decrease) in net assets resulting from share transactions	(23,720,323)	19,612,816
Redemption fees	1,983	7,644
Total increase (decrease) in net assets	(33,575,233)	29,147,967

Net Assets
Beginning of period	184,200,569	155,052,602
End of period (including undistributed net investment income of $34,118 and undistributed net investment income of $31,496, respectively)	$ 150,625,336	$ 184,200,569
Other Information Shares
Sold	2,499,537	5,576,691
Issued in reinvestment of distributions	157,992	318,847
Redeemed	(4,811,322)	(4,168,259)
Net increase (decrease)	(2,153,793)	1,727,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.12	$ 11.04	$ 11.13	$ 11.39	$ 11.59
Income from Investment Operations
Net investment income (loss) D	.209	.416	.425	.419	.418	.417
Net realized and unrealized gain (loss)	(.610)	.639	.112	(.054)	(.205)	(.149)
Total from investment operations	(.401)	1.055	.537	.365	.213	.268
Distributions from net investment income	(.209)	(.416)	(.425)	(.418)	(.418)	(.417)
Distributions from net realized gain	-	-	(.033)	(.037)	(.055)	(.051)
Total distributions	(.209)	(.416)	(.458)	(.455)	(.473)	(.468)
Redemption fees added to paid in capital D	- F	.001	.001	- F	- F	- F
Net asset value, end of period	$ 11.15	$ 11.76	$ 11.12	$ 11.04	$ 11.13	$ 11.39
Total Return B, C	(3.43)%	9.69%	5.15%	3.33%	1.87%	2.41%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.52%	.48%	.50%
Net investment income (loss)	3.70% A	3.66%	3.97%	3.76%	3.70%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,625	$ 184,201	$ 155,053	$ 143,432	$ 129,125	$ 107,024
Portfolio turnover rate	5% A	10%	19%	22%	15%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 2/28/11	% of fund's investments 8/31/10	% of fund's investments 2/28/10
0 - 30	83.3	93.9	90.5
31 - 90	3.0	1.0	0.0
91 - 180	10.8	0.9	8.9
181 - 397	2.9	4.2	0.6
Weighted Average Maturity
	2/28/11	8/31/10	2/28/10
Fidelity Arizona Municipal Money Market Fund	29 Days	20 Days	18 Days
All Tax Free Money Market Funds Average*	28 Days	30 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/11	8/31/10	2/28/10
Fidelity Arizona Municipal Money Market Fund	29 Days	20 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
Variable Rate Demand Notes (VRDNs) 75.6%	Variable Rate Demand Notes (VRDNs) 82.4%
Commercial Paper (including CP Mode) 5.3%	Commercial Paper (including CP Mode) 4.5%
Fidelity Municipal Cash Central Fund 2.8%	Fidelity Municipal Cash Central Fund 7.9%
Other Investments 14.5%	Other Investments 5.2%
Net Other Assets 1.8%	Net Other Assets† 0.0%

* Source: iMoneyNet, Inc.

** Information not available.

† Net Other Assets is not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount	Value
Arizona - 91.2%
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Proj.) Series 2008 D, 5% 1/1/12	$ 2,250,000	$ 2,323,375
(Banner Health Sys. Proj.):
Series 2008 B, 0.21%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,700,000	7,700,000
Series 2008 C, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,540,000	4,540,000
Series 2008 E, 0.23%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2008 F, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,485,000	1,485,000
(Catholic Healthcare West Proj.):
Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)	13,950,000	13,950,000
Series 2009 F, 0.24%, LOC Citibank NA, VRDN (a)	21,750,000	21,750,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,770,000	1,770,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.31%, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Proj.):
Series 2007, 5% 7/1/11	3,000,000	3,046,134
Series 2010, 1.5% 7/1/11	3,400,000	3,413,114
Arizona Trans. Board Hwy. Rev.:
Bonds Series 2004 A, 5% 7/1/11	4,000,000	4,061,426
Participating VRDN Series PT 4605, 0.25% (Liquidity Facility Deutsche Postbank AG) (a)(f)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.49%, LOC Bank of America NA, VRDN (a)(d)	1,630,000	1,630,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(f)	4,700,000	4,700,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.31%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.27%, LOC Fannie Mae, VRDN (a)(d)	$ 3,100,000	$ 3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.27%, LOC Fannie Mae, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.27%, LOC Fannie Mae, VRDN (a)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.27%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.27%, LOC Fannie Mae, VRDN (a)(d)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (a)(d)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	3,600,000	3,623,960
Mohave County Beneficial Interest Ctfs. Bonds (Mohave Jail Facility Proj.) Series 2008, 3.125% 4/1/11	3,110,000	3,116,791
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,600,000	3,600,000
Peoria Gen. Oblig. Bonds (Projects of 2000, 2005, & 2008) Series 2010, 3% 7/1/11	4,040,000	4,072,541
Phoenix Civic Impt. Corp. Series 2009, 0.32% 4/7/11, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004, 5% 7/1/11	5,780,000	5,869,541
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/11	3,400,000	3,452,617
Participating VRDN:
Series Putters 3458, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,000,000	6,000,000
Series ROC II R 12311, 0.26% (Liquidity Facility Citibank NA) (a)(f)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	7,765,000	7,765,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.28%, LOC Freddie Mac, VRDN (a)	$ 700,000	$ 700,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	3,150,000	3,150,000
Series 2007 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)(d)	20,800,000	20,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.3%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.47%, LOC Wells Fargo Bank NA, VRDN (a)(d)	805,000	805,000
(Phoenix Expansion Proj.) Series 2002, 0.68%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,035,000	2,035,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	6,125,000	6,125,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.29%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds 5.125% 1/1/27 (Pre-Refunded to 1/1/12 @ 101) (e)	7,500,000	7,871,072
Participating VRDN:
Series EGL 06 14 Class A, 0.26% (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Series Putters 3708Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,605,000	4,605,000
Series ROC II R 11712, 0.26% (Liquidity Facility Citibank NA) (a)(f)	3,635,000	3,635,000
Series WF 09 40C, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(f)	3,300,000	3,300,000
Series C:
0.3% 3/8/11, CP	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series C:
0.32% 3/16/11, CP	$ 5,000,000	$ 5,000,000
0.32% 4/21/11, CP	3,500,000	3,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	11,150,000	11,150,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds Series 2010 C, 1.25% 7/1/11	3,400,000	3,410,486
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.32%, LOC Bank of America NA, VRDN (a)	7,250,000	7,250,000
Tempe Transit Excise Tax Rev. Series 2006, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,060,000	25,060,001
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.92% tender 3/2/11, CP mode	1,600,000	1,600,000
Tucson Street & Hwy. User Rev. Bonds Series 1994 B, 7.5% 7/1/11	515,000	526,789
Tucson Wtr. Rev. Bonds Series 2001 A, 5% 7/1/11	1,095,000	1,111,799
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/11	1,255,000	1,272,295
Series 2004 A, 5.25% 6/1/11	3,225,000	3,262,616
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
		320,584,232
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds 0.85% tender 3/30/11, CP mode (d)	500,000	500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 3/18/11, CP mode	1,100,000	1,100,000
North Carolina - 1.4%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,800,000	4,800,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.36%, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 1,455,000	$ 1,455,000
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,800,000	4,800,000
Texas - 0.3%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
	Shares
Other - 2.8%
Fidelity Municipal Cash Central Fund, 0.25% (b)(c)	9,685,000	9,685,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $344,924,232)		344,924,232
NET OTHER ASSETS (LIABILITIES) - 1.8%		6,386,596
NET ASSETS - 100%		$ 351,310,828
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 34,549
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $5 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $335,239,232)	$ 335,239,232
Fidelity Central Funds (cost $9,685,000)	9,685,000
Total Investments (cost $344,924,232)		$ 344,924,232
Cash		304,331
Receivable for investments sold		3,501,579
Receivable for fund shares sold		6,315,534
Interest receivable		456,511
Distributions receivable from Fidelity Central Funds		3,338
Other receivables		552
Total assets		355,506,077

Liabilities
Payable for fund shares redeemed	$ 4,113,337
Distributions payable	37
Accrued management fee	81,875
Total liabilities		4,195,249

Net Assets		$ 351,310,828
Net Assets consist of:
Paid in capital		$ 351,310,048
Distributions in excess of net investment income		(28)
Accumulated undistributed net realized gain (loss) on investments		808
Net Assets, for 351,118,826 shares outstanding		$ 351,310,828
Net Asset Value, offering price and redemption price per share ($351,310,828 ÷ 351,118,826 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 510,237
Income from Fidelity Central Funds		34,549
Total income		544,786

Expenses
Management fee	$ 873,095
Independent trustees' compensation	680
Total expenses before reductions	873,775
Expense reductions	(346,277)	527,498
Net investment income (loss)		17,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(19)
Net increase in net assets resulting from operations		$ 17,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,288	$ 36,196
Net realized gain (loss)	(19)	(65)
Net increase in net assets resulting from operations	17,269	36,131
Distributions to shareholders from net investment income	(17,316)	(36,176)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	577,069,011	1,139,546,855
Reinvestment of distributions	17,147	35,756
Cost of shares redeemed	(571,137,080)	(1,167,427,147)
Net increase (decrease) in net assets and shares resulting from share transactions	5,949,078	(27,844,536)
Total increase (decrease) in net assets	5,949,031	(27,844,581)

Net Assets
Beginning of period	345,361,797	373,206,378
End of period (including distributions in excess of net investment income of $28 and net investment income of $0, respectively)	$ 351,310,828	$ 345,361,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.006	.022	.032	.027
Distributions from net investment income	(-) G	(-) G	(.006)	(.022)	(.032)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.01%	.64%	2.25%	3.26%	2.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A	.50%	.54%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.30% A	.33%	.53%	.50%	.50%	.50%
Expenses net of all reductions	.30% A	.33%	.52%	.41%	.38%	.37%
Net investment income (loss)	.01% A	.01%	.64%	2.20%	3.22%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,311	$ 345,362	$ 373,206	$ 393,043	$ 340,848	$ 267,738

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 146,230,652	$ 1,908,152	$ (3,807,887)	$ (1,899,735)
Fidelity Arizona Municipal Money Market Fund	344,924,232	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $4,371,680 and $29,353,213, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of

Semiannual Report

6. Committed Line of Credit - continued

the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 328

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $345,479.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 1,737
Fidelity Arizona Municipal Money Market Fund	798

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that FMR does not consider that Lipper peer group to be a particularly meaningful comparison for the fund, however, because the peer group combines tax-exempt money market funds from several different states. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Arizona Municipal Income Fund's total expenses ranked equal to its competitive median for 2009.

The Board noted that Arizona Municipal Money Market Fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AZI/SPZ-USAN-0411
1.790941.107

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.31%	$ 1,000.00	$ 1,000.00	$ 1.54**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.26	$ 1.56**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..43% and the expenses paid in the actual and hypothetical examples above would have been $2.13 and $2.16, respectively.

Semiannual Report

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 2/28/11	% of fund's investments 8/31/10	% of fund's investments 2/28/10
0 - 30	89.5	90.6	90.5
31 - 90	4.4	4.5	4.2
91 - 180	4.4	1.5	4.4
181 - 397	1.7	3.4	0.9
Weighted Average Maturity
	2/28/11	8/31/10	2/28/10
Fidelity Municipal Money Market Fund	18 Days	19 Days	16 Days
All Tax-Free Money Market Funds Average*	28 Days	30 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/11	8/31/10	2/28/10
Fidelity Municipal Money Market Fund	18 Days	20 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
Variable Rate Demand Notes (VRDNs) 66.8%	Variable Rate Demand Notes (VRDNs) 75.5%
Commercial Paper (including CP Mode) 11.0%	Commercial Paper (including CP Mode) 11.6%
Tender Bonds 1.1%	Tender Bonds 0.8%
Municipal Notes 4.4%	Municipal Notes 2.5%
Fidelity Municipal Cash Central Fund 14.7%	Fidelity Municipal Cash Central Fund 8.9%
Other Investments 1.8%	Other Investments 0.9%
Net Other Assets 0.2%	Net Other Assets† (0.2)%

* Source: iMoneyNet, Inc.

** Information not available

† Net Other Assets are not included in the pie chart

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 0.43%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)(h)	$ 3,465	$ 3,465
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.46%, LOC Bank of America NA, VRDN (c)(f)	4,875	4,875
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,570	23,570
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	5,725	5,725
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.57%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34%, VRDN (c)(f)	23,800	23,800
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (c)	24,930	24,930
		94,365
Alaska - 0.8%
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	31,500	31,500
Alaska Student Ln. Corp. Ed. Ln. Rev. Bonds Series 2005 A, 5% 6/1/11 (f)	4,500	4,549
Anchorage Gen. Oblig. Series 2008 A:
0.32% 3/11/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
0.32% 3/17/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
North Slope Borough Gen. Oblig. Bonds Series 2000 B, 0% 6/30/11	6,780	6,769
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.26%, VRDN (c)	66,000	66,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.43% (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		177,818
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.23%, LOC Bank of America NA, VRDN (c)	41,305	41,305
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Proj.) Series 2010, 1.5% 7/1/11	7,570	7,599
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.25% (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 16,430	$ 16,430
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.27%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.27%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.27%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.27%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.31%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.27%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	5,550	5,587
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	17,455	17,455
Phoenix Civic Impt. Corp. Series 2009, 0.32% 4/7/11, LOC Bank of America NA, CP	20,000	20,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,000	2,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	2,925	2,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series Putters 3242, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,300	$ 4,300
Series Putters 3467, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series C, 0.3% 3/8/11, CP	27,500	27,500
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.92% tender 3/2/11, CP mode	6,960	6,960
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	61,935	61,935
		364,296
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.46%, LOC Bank of America NA, VRDN (c)(f)	1,000	1,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.34%, LOC Fannie Mae, VRDN (c)	7,415	7,415
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.32% (Liquidity Facility Citibank NA) (c)(f)(g)	915	915
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.38%, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.3%, LOC Bank of Tokyo-Mitsubishi, VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.26%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300	5,300
		152,030
California - 3.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	6,600	6,600
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.27% (Liquidity Facility Citibank NA) (c)(g)	15,825	15,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 B2, 0.21%, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 75,000	$ 75,000
Series 2003 C3, 0.26%, LOC Citibank NA, VRDN (c)	11,000	11,000
Series 2003 C4, 0.25%, LOC Citibank NA, VRDN (c)	10,750	10,750
Series 2005 B5, 0.23%, LOC Barclays Bank PLC, VRDN (c)	14,000	14,000
0.3% 3/3/11, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	40,965	40,965
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 0.28%, LOC Bank of America NA, VRDN (c)	24,900	24,900
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,530	8,530
Series 2007 C:
0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,930	13,930
0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,830	6,830
Series 2008 C, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,375	4,375
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,520	5,520
Series 2002 J, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,430	2,430
Series 2003 M:
0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	32,200	32,200
Series 2006 F1, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,470	20,470
Series 2007 K, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,000	25,000
Series 2008 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	60,965	60,965
Series 2008 E, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,025	10,025
(Multifamily Hsg. Prog.):
Series 2000 C, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,500	13,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.):
Series 2001 G, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 3,320	$ 3,320
Series 2002 C:
0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,135	6,135
0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,470	15,470
Series 2005 D, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,125	17,125
Series 2003 H, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,600	23,600
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.55%, LOC Bank of America NA, VRDN (c)(f)	900	900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (c)	36,300	36,300
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.25%, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.27%, LOC Landesbank Baden-Wuert, VRDN (c)	9,000	9,000
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	22,900	22,927
2% 4/21/11	24,100	24,147
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.26%, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	52,500	52,730
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.26% (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Series 2008 G, 0.26%, LOC Bank of America NA, VRDN (c)	3,000	3,000
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	55,465	56,128
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (c)	$ 10,200	$ 10,200
Riverside Elec. Rev.:
Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (c)	5,300	5,300
Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (c)	5,000	5,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.25%, LOC Key Bank NA, VRDN (c)(f)	8,000	8,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23%, LOC Bank of America NA, VRDN (c)	3,500	3,500
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.27%, LOC Fannie Mae, VRDN (c)(f)	5,650	5,650
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.25%, LOC Union Bank of California, VRDN (c)	14,000	14,000
		824,532
Colorado - 3.4%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	176,800	177,781
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,400	3,400
(YMCA of the Rockies Proj.) 0.26%, LOC Bank of America NA, VRDN (c)	8,000	8,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,940	32,940
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	153	153
Series BA 08 1090, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	14,900	14,900
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2004 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	14,145	14,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,495	$ 14,495
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,500	6,500
Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	19,125	19,125
Participating VRDN Series Putters 3702, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,550	3,550
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,750	10,750
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.36%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2003 B3, 0.26% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Series 2008 A3, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,250	20,250
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.26% (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.26% (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.26% (Liquidity Facility Citibank NA) (c)(g)	18,080	18,080
Series EGL 07 0040, 0.26% (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series WF 10 37C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,660	20,660
Colorado Springs Utils. Rev. Series 2000 A, 0.27%, VRDN (c)	27,600	27,600
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.29%, LOC KBC Bank NV, VRDN (c)(f)	38,800	38,800
Series 2008 C2, 0.31%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	40,000	40,000
Series 2008 C3, 0.31%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	75,800	75,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.42%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 5,215	$ 5,215
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (c)	24,100	24,100
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	315	315
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		791,439
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Bonds Series 2010 B, 1.5% 6/1/11	19,050	19,103
BAN:
Series 2009 B, 4% 6/1/11	25,830	26,060
Series 2010 A, 2% 5/19/11	68,600	68,830
Series 2004 A, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,050	6,050
Series 2005 A1, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,000	5,000
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.31% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	6,154	6,154
Series 2002 B3, 0.27% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	7,900	7,900
Series 2004 B4, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	12,280	12,280
Series 2005 D5, 0.31% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	5,065	5,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
(Hsg. Mtg. Fin. Prog.):
Series 2005 D6, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	$ 8,380	$ 8,380
Series 2008 E, 0.26% (Liquidity Facility Bank of America NA), VRDN (c)(f)	4,500	4,500
		181,432
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1%, VRDN (c)(f)	3,000	3,000
Series 1988, 1%, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.79%, VRDN (c)	4,500	4,500
Series 1994, 1%, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.59%, VRDN (c)(f)	9,900	9,900
Delaware Gen. Oblig. Bonds 5% 3/1/11	10,000	10,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series BC 2010 11W, 0.3% (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,005	3,005
Series Merlots 07 C103, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,175	4,175
Series Merlots 07 C66, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,730	5,730
Series ROC II R 11651, 0.32% (Liquidity Facility Citibank NA) (c)(f)(g)	7,395	7,395
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.28%, LOC Wells Fargo Bank NA, VRDN (c)	14,800	14,800
		105,955
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series 2008 C, 0.25%, LOC TD Banknorth, NA, VRDN (c)	8,000	8,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.46%, LOC Bank of America NA, VRDN (c)(f)	2,965	2,965
District of Columbia Income Tax Rev. Bonds Series 2009 B, 4% 12/1/11	7,645	7,852
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.42%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,250	7,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(George Washington Univ. Proj.):
Series 1999 B, 0.29%, LOC Bank of America NA, VRDN (c)	$ 30,000	$ 30,000
Series 1999 C, 0.29%, LOC Bank of America NA, VRDN (c)	16,380	16,380
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.26%, LOC Bank of America NA, VRDN (c)	29,900	29,900
Series 1998 A Tranche III, 0.26%, LOC Bank of America NA, VRDN (c)	18,675	18,675
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (c)	9,950	9,950
(The Phillips Collection Issue Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (c)	1,535	1,535
(Washington Drama Society, Inc. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	12,350	12,350
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000 L, 0.3% tender 3/7/11, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
(Nat'l. Academy of Sciences Proj.):
Series A, 0.32% tender 4/7/11, LOC Bank of America NA, CP mode	30,000	30,000
0.32% tender 3/8/11, LOC Bank of America NA, CP mode	14,125	14,125
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.26%, LOC Bank of America NA, VRDN (b)(c)	18,700	18,700
Series 2006 A, 0.26%, LOC Bank of America NA, VRDN (c)	33,000	33,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	9,920	9,920
Series BBT 2054, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	10,165	10,165
Series DB 505, 0.28% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,535	7,535
ROC II R 11815, 0.32% (Liquidity Facility Citibank NA) (c)(f)(g)	6,000	6,000
Series DB 677, 0.28% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,780	7,780
Series DB 679, 0.28% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1691, 0.36% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 11,970	$ 11,970
Series Putters 2855, 0.38% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,895	4,895
Series ROC II R 11798, 0.32% (Liquidity Facility Citibank NA) (c)(f)(g)	15,000	15,000
Series 2003 D1, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,985	37,985
		391,132
Florida - 7.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.32% tender 4/7/11, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.32% tender 4/7/11, LOC Bank of America NA, CP mode	8,000	8,000
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.29%, LOC Citibank NA, VRDN (c)(f)	10,885	10,885
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.31%, LOC Citibank NA, VRDN (c)(f)	6,700	6,700
(Sanctuary Apts Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	15,895	15,895
Cape Coral Gen. Oblig.:
0.31% 3/9/11, LOC Bank of America NA, CP	8,015	8,015
0.32% 3/7/11, LOC Bank of America NA, CP	81,000	81,000
0.33% 4/4/11, LOC Bank of America NA, CP	54,330	54,330
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	9,805	9,805
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.49%, LOC Bank of America NA, VRDN (c)(f)	1,435	1,435
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.29%, LOC Citibank NA, VRDN (c)(f)	18,810	18,810
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 C, 5% 6/1/11	8,220	8,317
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Participating VRDN:
Series BA 08 1059, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	$ 4,165	$ 4,165
Series BA 08 1068, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	14,385	14,385
Series ROC II R 11884X, 0.26% (Liquidity Facility Citibank NA) (c)(g)	8,800	8,800
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 C, 4% 7/1/11	7,500	7,591
Series 2010 D, 4% 7/1/11	40,690	41,166
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2003 B, 5% 7/1/11	1,000	1,015
Participating VRDN Series Solar 07 30, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,930	11,930
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.28%, LOC Fannie Mae, VRDN (c)(f)	5,670	5,670
(Banyan Bay Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	8,950	8,950
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	25,100	25,100
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.29%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.28%, LOC Citibank NA, VRDN (c)(f)	9,000	9,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.28%, LOC Citibank NA, VRDN (c)(f)	5,500	5,500
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.29%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
(Hunters Run Apts. Proj.) Series G, 0.28%, LOC Fannie Mae, VRDN (c)(f)	8,300	8,300
(Lynn Lake Apts. Proj.) Series B1, 0.29%, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,750	7,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Riverwalk I Apts. Proj.) Series 2008 E, 0.29%, LOC Freddie Mac, VRDN (c)(f)	$ 5,075	$ 5,075
(Savannah Springs Apts. Proj.) Series G, 0.3%, LOC Citibank NA, VRDN (c)(f)	7,095	7,095
(Sterling Palms Apts. Proj.) Series F, 0.29%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN Series BA 07 1034, 0.4% (Liquidity Facility Bank of America NA) (c)(f)(g)	5,939	5,939
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.32%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.29%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.29%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Participating VRDN:
Series BA 08 1191, 0.4% (Liquidity Facility Bank of America NA) (c)(f)(g)	5,280	5,280
Series Merlots 06 B17, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,110	3,110
Series Merlots 07 C64, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,585	9,585
Series Putters 1336 B, 0.39% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,020	2,020
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.32% 4/4/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Fort Myers Util. Sys. Rev. Series 2009, 0.27%, LOC Bank of America NA, VRDN (c)	38,470	38,470
Gainesville Utils. Sys. Rev. 0.52% 3/24/11, CP	31,000	31,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.28%, LOC Citibank NA, VRDN (c)(f)	11,305	11,305
(Grande Oaks Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
(Meridian Pointe Apts. Proj.) 0.29%, LOC Citibank NA, VRDN (c)(f)	12,400	12,400
(Mobley Park Apts. Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (c)(f)	7,890	7,890
(Morgan Creek Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Royal Palm Key Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	$ 8,780	$ 8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.66%, LOC Bank of America NA, VRDN (c)(f)	500	500
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.46%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series F, 0.33% tender 3/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	13,600	13,600
Participating VRDN Series BA 09 1209X, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Series Three 2008 B4, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	7,400	7,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	10,790	10,790
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	9,500	9,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 3/11/11, CP mode	20,300	20,300
Series 1994, 0.32% tender 3/11/11, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.25%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	89,890	89,890
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 A, 0% 10/1/11	8,420	8,394
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Manatee County School District TAN Series 2010, 1.25% 5/1/11	32,300	32,349
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.29%, LOC Citibank NA, VRDN (c)(f)	16,420	16,420
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.36%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.38%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,500	7,500
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(The Nemours Foundation Proj.) Series 2009 B, 0.25%, LOC Bank of America NA, VRDN (c)	$ 20,600	$ 20,600
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.29%, LOC Citibank NA, VRDN (c)(f)	13,300	13,300
(Glenn Millenia Proj.) Series 2001 C, 0.28%, LOC Fannie Mae, VRDN (c)(f)	3,200	3,200
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,660	7,660
(West Point Villas Apts. Proj.) Series 2000 F, 0.29%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.27%, LOC Bank of America NA, VRDN (c)	64,165	64,165
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,665	14,715
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.33%, LOC Bank of America NA, VRDN (c)	10,270	10,270
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	18,200	18,200
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (c)	1,550	1,550
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.25%, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.33%, LOC Bank of America NA, VRDN (c)	11,100	11,100
Panama City Beach Participating VRDN Series Solar 2006 129, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,955	7,955
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.49%, LOC Bank of America NA, VRDN (c)(f)	1,260	1,260
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	50,900	50,900
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (c)	33,810	33,810
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A2, 0.25%, LOC Northern Trust Co., VRDN (c)	6,000	6,000
(Suncoast Hospice Proj.) Series 2004, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	15,170	15,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	$ 61,300	$ 61,529
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.29%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,000	3,000
Series 2005 A2, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	49,620	49,620
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.27%, LOC Bank of America NA, VRDN (c)	43,385	43,385
Seminole County School District TAN Series 2010, 2% 9/28/11	15,000	15,140
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.26% (Liquidity Facility Citibank NA) (c)(g)	13,100	13,100
South Miami Health Facilities Auth. Hosp. Rev.:
Participating VRDN Series BA 07 1030, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	6,970	6,970
Participating VRDN:
Series Putters 2407, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	41,995	41,995
Series ROC II R 11060, 0.27% (Liquidity Facility Citibank NA) (c)(g)	20,260	20,260
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.) Series 2010 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	35,000	35,000
Series L:
0.3% 3/1/11, LOC Dexia Cr. Local de France, CP	14,800	14,800
0.35% 3/2/11, LOC Dexia Cr. Local de France, CP	65,815	65,815
		1,677,264
Georgia - 2.4%
Atlanta Arpt. Rev. Series 2010 B1:
0.32% 3/15/11, LOC Wells Fargo Bank NA, CP	9,100	9,100
0.32% 3/15/11, LOC Wells Fargo Bank NA, CP	9,157	9,157
0.33% 3/15/11, LOC Wells Fargo Bank NA, CP	10,000	10,000
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	26,300	26,300
Series A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	26,890	26,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	$ 8,475	$ 8,475
(Carver Redev. Proj.) Series 2000, 0.85%, LOC Fannie Mae, VRDN (c)(f)	3,915	3,915
(Collegetown at Harris Homes Phase I Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.42%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.24%, LOC Bank of America NA, VRDN (c)	30,000	30,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.24%, LOC Bank of America NA, VRDN (c)	40,000	40,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.29%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.35%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,850	13,850
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,555	16,555
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.25%, LOC Bank of America NA, VRDN (c)	10,700	10,700
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (c)	32,500	32,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.29%, LOC Freddie Mac, VRDN (c)(f)	9,455	9,455
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,750	7,750
Fulton County Dev. Auth. Bonds (Georgia Tech Athletic Assoc. Proj.) Series 2008 A, 0.3%, tender 3/1/11, LOC Northern Trust Co. (c)	7,000	7,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series Solar 06 51, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,880	12,880
Georgia Gen. Oblig.:
Bonds Series 1994 B, 5.35% 3/1/11	3,730	3,730
Participating VRDN Series WF 08 12C, 0.26% (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,695	13,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 6,460	$ 6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	11,435	11,435
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.3%, LOC Bank of America NA, VRDN (c)(f)	4,900	4,900
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.29%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.3%, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,700	69,700
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 B, 0.31%, LOC Dexia Cr. Local de France, VRDN (c)	14,050	14,050
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	9,325	9,325
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1%, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.28%, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		550,297
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Bonds Series 2000 B, 8% 7/1/11 (f)	10,550	10,797
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.27%, LOC Bank of America NA, VRDN (c)	10,900	10,900
Hawaii Gen. Oblig. Bonds Series CY, 5.5% 2/1/12	8,750	9,158
		30,855
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	32,200	32,369
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2000 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,905	5,905
Series 2001 B, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,025	4,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2001 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,125	$ 8,125
Series 2002 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,200	8,200
Series 2004 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,885	7,885
Series 2006 G, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,640	7,640
Series 2007 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,300	4,300
Series 2007 E, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	24,000	24,000
Series A, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,550	2,550
		104,999
Illinois - 3.5%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.28% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	6,015	6,015
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.31%, LOC Bank of America NA, VRDN (c)(f)	1,940	1,940
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.31%, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Board of Ed.:
Series 2009 A1, 0.27%, LOC Harris NA, VRDN (c)	9,900	9,900
Series 2009 A2, 0.26%, LOC Northern Trust Co., VRDN (c)	7,220	7,220
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.44%, LOC Harris NA, VRDN (c)(f)	2,900	2,900
Chicago Metropolitan Wtr. Reclamation District Greater Chicago:
Participating VRDN Series Solar 06 75, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Participating VRDN Series BBT 2007, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,800	3,800
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series Floaters 3236, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,050	5,050
Series 2005 C, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)	130,910	130,910
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2004 A1, 0.26%, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 73,955	$ 73,955
Series 2004 A2, 0.26%, LOC California Pub. Employees Retirement Sys., VRDN (c)	51,770	51,770
Series 2004 A3, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,165	4,165
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.34%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.38%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,720	9,720
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.01%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.49%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.46%, LOC Harris NA, VRDN (c)(f)	678	678
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.44%, LOC Harris NA, VRDN (c)(f)	3,085	3,085
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.4%, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	1,875	1,875
Participating VRDN Series ROC II R 12278, 0.26% (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.32%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series 2008 E, 0.24%, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 D, 4% 11/1/11	2,000	2,041
Participating VRDN:
Series BA 08 1137, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series BBT 08 33, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	$ 5,050	$ 5,050
Series DB 601, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	15,135	15,135
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	53,575	53,575
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	5,535	5,535
(Museum of Science & Industry Proj.):
Series 2009 C, 0.28%, LOC Harris NA, VRDN (c)	5,500	5,500
Series 2009 D, 0.26%, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Provena Health Proj.) Series 2009 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
(Saint Xavier Univ. Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (c)	3,620	3,620
Bonds (Advocate Health Care Proj.) Series 2008 A1, 0.48%, tender 2/1/12 (c)	11,640	11,640
Participating VRDN:
Series Putters 3174, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Illinois Fin. Auth. Solid Waste Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2005, 0.3%, VRDN (c)(f)	3,600	3,600
(Republic Svcs., Inc. Proj.) Series 2004, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	12,780	12,780
(Prairie Station Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,160	11,160
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.46%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.29%, LOC Freddie Mac, VRDN (c)(f)	$ 6,000	$ 6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.27%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.26% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	20,000	20,000
Series Putters 3861, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,500	18,500
Series ROC II R 11880, 0.27% (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Series ROC II R 11887, 0.27% (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	23,100	23,100
Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	27,000	27,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.4%, LOC Bank of America NA, VRDN (c)	6,100	6,100
		813,404
Indiana - 1.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.31%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,090	5,090
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.24%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.3%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,568	7,568
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.37%, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.3%, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.): - continued
Series 2009 A2, 0.29%, LOC Bank of America NA, VRDN (c)(f)	$ 19,700	$ 19,700
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	11,550	11,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	36,415	36,415
Series 2008 D, 0.26%, LOC Bank of America NA, VRDN (c)	2,500	2,500
Series 2008 E, 0.27%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	7,500	7,500
(Cmnty. Health Network Proj.) Series 2009 A, 0.29%, LOC Bank of America NA, VRDN (c)	25,000	25,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,175	4,175
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.32%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,160	6,160
Indianapolis Gas Util. Sys. Rev.:
0.82% 4/8/11, CP	25,000	25,000
0.85% 4/18/11, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.46%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (c)	5,300	5,300
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 0.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,775	$ 9,775
Whiting Envir. Facilities Rev. Bonds:
(BP Products North America, Inc. Proj.):
0.3% tender 3/31/11 (BP PLC Guaranteed), CP mode	15,000	15,000
0.3% tender 4/1/11 (BP PLC Guaranteed), CP mode	81,200	81,200
0.33% tender 3/8/11 (BP PLC Guaranteed), CP mode	7,600	7,600
		417,703
Iowa - 0.2%
Iowa Fin. Auth.:
Series 2003 F, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	9,140	9,140
Series 2005 C, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	10,665	10,665
Iowa Fin. Auth. Single Family Rev. (Mtg. Backed Securities Prog.) Series 2004 G, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,105	12,105
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.38%, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.4%, LOC Bank of America NA, VRDN (c)	6,000	6,000
		41,010
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.37%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	30,220	30,220
		71,720
Kentucky - 1.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	14,750	14,750
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)(f)	27,447	27,447
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.33% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.33% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 67,250	$ 67,250
Series 1993 B, 0.33% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 0.88%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
Jefferson County Poll. Cont. Bonds 0.85% tender 3/30/11, CP mode (f)	31,000	31,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.29%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	146,900	146,900
Series 2008 A2, 0.33%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	37,375	37,375
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.46%, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Kentucky Hsg. Corp. Hsg. Rev.:
Participating VRDN Series Clipper 05 35, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	7,000	7,000
Participating VRDN Series Putters 3780 Z, 0.36% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,410	2,410
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.29%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)(f)	12,900	12,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 11,000	$ 11,000
Trimble County Poll. Cont. Rev. Bonds 0.85% tender 3/30/11, CP mode (f)	4,600	4,600
		449,182
Louisiana - 1.3%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (c)	39,400	39,400
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.35%, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.31% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,385	14,385
Series Putters 3806, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	6,900	6,900
Louisiana Gen. Oblig. Bonds Series 2009 B, 3% 4/15/11	5,000	5,017
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	5,395	5,395
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.28%, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	20,775	20,775
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	23,750	23,750
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.25%, VRDN (c)	1,900	1,900
Series A, 0.25%, VRDN (c)	3,750	3,750
(Air Products and Chemicals Proj.) Series 2010, 0.3%, VRDN (c)	24,000	24,000
(CommCare Corp. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	4,895	4,895
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.29%, VRDN (c)	$ 15,000	$ 15,000
(NuStar Logistics LP Proj.):
Series 2010 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
		300,352
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Gen. Oblig. BAN 2% 6/15/11	2,675	2,688
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.32%, LOC KBC Bank NV, VRDN (c)	14,700	14,700
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.26%, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.3%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		79,088
Maryland - 1.5%
Baltimore County Gen. Oblig.:
0.31% 3/15/11 (Liquidity Facility BNP Paribas SA), CP	16,300	16,300
0.31% 3/15/11 (Liquidity Facility BNP Paribas SA), CP	16,600	16,600
Howard County Gen. Oblig. Series 2006 D:
0.28% 3/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,500	13,500
0.29% 3/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	25,000	25,000
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.4%, LOC Bank of America NA, VRDN (c)	15,305	15,305
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.24%, LOC Union Bank of California, VRDN (c)	25,250	25,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (c)	13,345	13,345
Series 2007 C, 0.3%, LOC Bank of America NA, VRDN (c)	4,340	4,340
Series 2007 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 22,300	$ 22,300
Series 2008 B, 0.23%, LOC Bank of America NA, VRDN (c)	18,900	18,900
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	11,085	11,085
(Villa Julie College, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (c)	55,130	55,130
Series E, 0.3% 3/4/11, LOC Bank of America NA, CP	25,000	25,000
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Participating VRDN Series BA 08 1077, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Participating VRDN Series ROC II R 11437, 0.27% (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (c)	17,110	17,110
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.27%, LOC Fannie Mae, VRDN (c)(f)	2,460	2,460
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.28%, LOC Bank of America NA, VRDN (c)	9,600	9,600
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
		343,030
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series PT 4140, 0.29% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(g)	11,860	11,860
Series PT 4368, 0.26% (Liquidity Facility Wells Fargo & Co.) (c)(g)	5,000	5,000
Series 2008 A1, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	52,210	52,210
Series 2008 A2, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.85% tender 3/16/11, CP mode (f)	$ 24,400	$ 24,400
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 39, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,000	11,000
RAN Series 2010 A, 2% 4/28/11	41,500	41,612
Series 1998 A, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,500	7,500
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 3/18/11, CP mode	8,000	8,000
Series 1993 A, 0.8% tender 3/16/11, CP mode	15,000	15,000
Series 1993 B:
0.9% tender 3/3/11, CP mode	1,350	1,350
0.9% tender 3/10/11, CP mode	5,900	5,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.26% (Liquidity Facility Citibank NA) (c)(g)	31,500	31,500
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.75% tender 3/1/11, CP mode (f)	1,000	1,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (c)	10,250	10,250
Series 2008 D, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (c)	800	800
		313,722
Michigan - 1.7%
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.4% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	10,700	10,700
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.36%, LOC RBS Citizens NA, VRDN (c)	42,800	42,800
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 6:
0.3% 3/10/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	$ 3,220	$ 3,220
0.3% 3/10/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	3,590	3,590
0.3% 3/10/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	16,100	16,100
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	21,100	21,260
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	16,100	16,222
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	57,500	58,026
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.29% tender 3/7/11, CP mode	19,500	19,500
0.31% tender 4/7/11, CP mode	27,500	27,500
0.32% tender 3/3/11, CP mode	34,000	34,000
0.34% tender 6/3/11, CP mode	10,000	10,000
0.34% tender 6/6/11, CP mode	13,300	13,300
Series B, 0.29% tender 3/7/11, CP mode	20,000	20,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 1988 A, 0.4% tender 5/4/11, LOC Landesbank Hessen-Thuringen, CP mode (f)	1,900	1,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,200	17,200
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.6%, LOC Bank of America NA, VRDN (c)	2,800	2,800
Wayne County Arpt. Auth. Rev.:
0.25%, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	19,000	19,000
0.27%, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		398,978
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.3%, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis Health Care Sys. Rev. Participating VRDN Series RBC E-19, 0.26% (Liquidity Facility Royal Bank of Canada) (c)(g)	$ 15,000	$ 15,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.33%, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,000	2,000
Minnesota Gen. Oblig. Bonds:
Series 2010 D, 2% 8/1/11	2,000	2,014
5% 10/1/11	13,850	14,230
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1207, 0.39% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,060	1,060
Minnesota Office of Higher Ed. Series 2008 B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Richfield Multifamily Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.26%, LOC Wells Fargo Bank NA, VRDN (c)	11,310	11,310
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.33%, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.29%, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
Univ. of Minnesota Series 2001 C, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,680	3,680
		92,904
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Gen. Oblig.:
Series 2007, 0.24% (Liquidity Facility Bank of America NA), VRDN (c)	22,500	22,500
0.26% (Liquidity Facility Bank of America NA), VRDN (c)	9,955	9,955
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.38%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.35%, tender 7/6/11 (c)(h)	11,810	11,810
0.35%, tender 7/6/11 (c)(h)	15,000	15,000
		71,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,350	$ 9,350
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	12,400	12,400
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.32%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (c)	8,600	8,600
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Lutheran High School Assoc. Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,140	3,140
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (c)	28,000	28,000
(SSM Health Care Sys. Proj.):
Series 2005 A1, 0.26%, LOC Bank of America NA, VRDN (c)	16,670	16,670
Series 2005 C2, 0.25%, LOC Bank of America NA, VRDN (c)	8,000	8,000
Bonds (Cox Health Proj.) Series B:
0.29% tender 3/8/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
0.3% tender 4/5/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
0.3% tender 4/7/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Participating VRDN Series Putters 2587, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,955	7,955
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C2, 0.37%, tender 3/2/11 (c)	25,000	25,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (c)(f)	37,500	37,500
Series 2008 A2, 0.3%, LOC Bank of America NA, VRDN (c)(f)	136,300	136,300
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series Putters 1514, 0.41% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	240	240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	$ 28,300	$ 28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,290	30,290
		415,945
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series Clipper 2006 2, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	8,000	8,000
Montana Board of Invt. Bonds Series 1998, 0.5%, tender 3/1/11 (c)	11,565	11,565
		19,565
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,300	53,300
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Lincoln Elec. Sys. Rev. Series 2005:
0.3% 3/8/11, CP	3,150	3,150
0.3% 4/8/11, CP	2,850	2,850
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.36% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,735	3,735
Series 2010 C, 0.28% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	70,000	70,000
Nebraska Pub. Pwr. District Rev. Series A:
0.3% 4/21/11, CP	20,550	20,550
0.32% 3/16/11, CP	15,000	15,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.29% 3/7/11, CP	15,000	15,000
0.29% 3/17/11, CP	15,000	15,000
0.32% 3/2/11, CP	14,000	14,000
0.32% 3/11/11, CP	14,000	14,000
0.33% 3/15/11, CP	5,000	5,000
		260,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (c)(f)	$ 101,750	$ 101,750
Series 2008 C2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	71,550	71,550
Series 2008 C3, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,750	64,750
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)	15,800	15,800
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)	90,405	90,405
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (c)	15,000	15,000
Clark County Fuel Tax Participating VRDN Series Putters 3158, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.38%, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County School District Participating VRDN Series BA 08 1153, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	32,600	32,600
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.35%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
(Republic Svcs., Inc. Proj.) 0.37%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,455	30,455
Reno Cap. Impt. Rev. Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (c)	13,400	13,400
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.28% 3/17/11, LOC Lloyds TSB Bank PLC, CP	27,000	27,000
		602,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.9%
Manchester Arpt. Rev. Series 2008, 0.35%, LOC RBS Citizens NA, VRDN (c)(f)	$ 14,915	$ 14,915
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.49%, LOC Bank of America NA, VRDN (c)(f)	3,900	3,900
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.85% tender 3/17/11, CP mode (f)	26,500	26,500
Series 1990 B, 0.9% tender 3/3/11, CP mode	20,100	20,100
Series A1:
0.75% tender 3/1/11, CP mode (f)	20,000	20,000
0.8% tender 3/7/11, CP mode (f)	11,500	11,500
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.45%, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,850	1,850
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologics, Inc. Proj.):
Series 1998, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	20,000	20,000
Series 2005, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	19,500	19,500
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.25%, LOC TD Banknorth, NA, VRDN (c)	11,500	11,500
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		199,965
New Jersey - 0.4%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	21,972	22,099
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V4, 0.28%, LOC Bank of America NA, VRDN (c)	900	900
Series 2008 X, 0.23%, LOC Bank of America NA, VRDN (c)	6,900	6,900
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.34%, LOC Dexia Cr. Local de France, VRDN (c)(f)	40,900	40,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (c)	$ 5,700	$ 5,700
Series 2008 F, 0.28%, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.26%, LOC Bank of America NA, VRDN (c)	4,400	4,400
		88,499
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (c)	8,340	8,340
New Mexico - 0.7%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.29%, LOC Royal Bank of Canada, VRDN (c)(f)	1,700	1,700
Series 2004 A1, 0.29%, LOC Royal Bank of Canada, VRDN (c)(f)	1,450	1,450
Series 2004 A2, 0.29%, LOC Royal Bank of Canada, VRDN (c)(f)	10,000	10,000
Series 2004 A3, 0.29%, LOC Royal Bank of Canada, VRDN (c)(f)	26,500	26,500
Series 2009 A, 0.29%, LOC Royal Bank of Canada, VRDN (c)(f)	3,500	3,500
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (c)	111,200	111,200
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,495	4,495
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.31% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
		168,835
New York - 3.6%
Great Neck Union Free School District TAN 1.25% 6/23/11	9,900	9,928
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 A2, 0.28%, LOC Bank of America NA, VRDN (c)	29,000	29,000
Series 2008 J11, 0.25% (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J7, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)	$ 19,550	$ 19,550
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Villa Avenue Apts. Proj.) Series 2006 A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Courtland Avenue Apts. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	4,905	4,905
(East 165th Street Proj.) Series A, 0.27%, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Morris Ave. Apts. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Related-Upper East Proj.) Series A, 0.34%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	10,000	10,000
(State Renaissance Court Proj.) Series A, 0.26%, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.26%, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West End Towers Proj.) Series 2004 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	7,200	7,200
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.26%, LOC Bank of America NA, VRDN (c)	11,165	11,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.26% (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series ROC II R 10381, 0.26% (Liquidity Facility Citibank NA) (c)(g)	4,070	4,070
Series ROC II R 11249, 0.26% (Liquidity Facility Citibank NA) (c)(g)	10,110	10,110
Series ROC II R 11264, 0.26% (Liquidity Facility Citibank NA) (c)(g)	11,980	11,980
Series ROC II R 12262, 0.26% (Liquidity Facility Citibank NA) (c)(g)	24,000	24,000
Series 1, 0.3% 5/2/11, CP	10,000	10,000
Series 2008 BB2, 0.25% (Liquidity Facility Bank of America NA), VRDN (c)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 7, 0.34% 10/11/11, CP	$ 6,000	$ 6,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1E, 0.23% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	7,125	7,125
Series 2003 2B, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	3,165	3,165
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (c)	4,000	4,000
Participating VRDN:
Series EGL 07 0066, 0.26% (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.26% (Liquidity Facility Citibank NA) (c)(g)	2,950	2,950
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
(150 East 44th Street Hsg. Proj.) Series 2001 A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,000	4,000
Series 2002 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	14,700	14,700
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.25%, LOC Landesbank Baden-Wuert, VRDN (c)	24,400	24,400
(455 West 37th Street Hsg. Proj.) Series A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	45,000	45,000
(505 West 37th Street Proj.) Series 2008 A, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700	10,700
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	18,900	18,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.25%, LOC Freddie Mac, VRDN (c)(f)	$ 4,100	$ 4,100
(Chelsea Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.26%, LOC Freddie Mac, VRDN (c)(f)	13,600	13,600
(South Cove Plaza Proj.) Series A, 0.25%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(West 20th Street Proj.) Series A:
0.25%, LOC Fannie Mae, VRDN (c)(f)	24,475	24,475
0.25%, LOC Fannie Mae, VRDN (c)(f)	41,500	41,500
(West 23rd Street Hsg. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	22,800	22,800
(West 38th Street Hsg. Proj.) Series A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	14,490	14,490
New York Pwr. Auth.:
Bonds 0.29%, tender 9/1/11 (b)(c)	22,600	22,600
Series 1, 0.29% 3/10/11, CP	6,000	6,000
Riverhead Central School District TAN 1.5% 6/30/11	20,000	20,072
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B, 0.29% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	25,850	25,850
Series 2005 A, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	8,170	8,170
Series 2005 B2, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,265	5,265
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	5,850	5,850
		851,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.31% (Liquidity Facility Citibank NA) (c)(f)(g)	$ 151,450	$ 151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	10,681	10,681
North Carolina - 2.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.24%, LOC Bank of America NA, VRDN (c)	18,300	18,300
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.26%, LOC Bank of America NA, VRDN (c)	47,000	47,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.31%, VRDN (c)(f)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.28% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	1,150	1,150
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	4,330	4,330
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.):
Series 2006, 0.25%, LOC Bank of America NA, VRDN (c)	4,725	4,725
Series 2010, 0.25%, LOC Bank of America NA, VRDN (c)	19,935	19,935
Participating VRDN:
Series GS 08 9TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,620	14,620
Series ROC II R 11850, 0.26% (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Gen. Oblig. Bonds Series 2004 A, 5% 3/1/11	4,000	4,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Participating VRDN Series Clipper 05 8, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	9,270	9,270
Participating VRDN Series Merlots 06 B12, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	29,925	29,925
Series 15 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,885	3,885
Series 16C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,615	15,615
Series 17 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,410	19,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.: - continued
Series 18 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 18,795	$ 18,795
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (c)	12,500	12,500
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.24%, LOC Bank of America NA, VRDN (c)	17,200	17,200
(Wake Forest Univ. Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (c)	9,760	9,760
Participating VRDN Series ROC II R 11808, 0.26% (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.28%, LOC Bank of America NA, VRDN (c)	9,400	9,400
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.28%, LOC Royal Bank of Canada, VRDN (c)(f)	33,200	33,200
Series 2008 3A2, 0.37%, LOC Bank of America NA, VRDN (c)(f)	45,200	45,200
Series 2008 A2, 0.28%, LOC Royal Bank of Canada, VRDN (c)(f)	17,475	17,475
Series 2008-5, 0.32%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,400	15,400
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.28%, LOC Cr. Industriel et Commercial, VRDN (c)	16,625	16,625
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Series 2008 B, 0.34%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,500	5,500
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series WF 11-19C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 30,855	$ 30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,100	3,100
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.26% (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		502,400
North Dakota - 0.4%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.33%, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,745	2,745
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	15,630	15,630
Series 2005 A, 0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	15,030	15,030
Series 2008 A, 0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		105,105
Ohio - 2.3%
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.28%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
(Childrens Hosp. Med. Ctr. Proj.) Series 1997 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,815	5,815
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.26%, LOC Bank of New York, New York, VRDN (c)	28,000	28,000
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	4,200	4,200
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	33,100	33,100
Lancaster Port Auth. Gas Rev. 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,320	72,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.36% tender 6/15/11, CP mode	$ 7,200	$ 7,200
Series 2008 B6, 0.36% tender 6/15/11, CP mode	8,600	8,600
(Cleveland Clinic Proj.):
Series 2008 B5:
0.34% tender 3/29/11, CP mode	10,000	10,000
0.42% tender 3/1/11, CP mode	18,650	18,650
Series 2008 B6, 0.34% tender 3/29/11, CP mode	8,800	8,800
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2005 B1, 0.26% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Participating VRDN Series Putters 1334, 0.41% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,630	1,630
Series 2007 E, 0.28% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	90,600	90,600
Series H, 0.28% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.6%, LOC RBS Citizens NA, VRDN (c)(f)	3,400	3,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.26% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,400	9,400
Series 2006 J, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,800	58,800
Series 2006 N, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	1,000	1,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2010-1, 2% 6/15/11	9,650	9,694
Series 2010-3, 2.5% 12/15/11	23,000	23,383
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.36%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	21,700	21,700
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.43%, LOC RBS Citizens NA, VRDN (c)	7,700	7,700
		527,822
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.28%, VRDN (c)(f)	$ 2,500	$ 2,500
Series 2002, 0.28%, VRDN (c)(f)	20,000	20,000
0.28%, VRDN (c)(f)	6,000	6,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	19,302	19,302
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.29%, LOC Bank of America NA, VRDN (c)(f)	102,905	102,905
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.26%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	3,120	3,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.29%, LOC Bank of America NA, VRDN (c)	5,250	5,250
		163,777
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.29% tender 3/3/11, CP mode	12,500	12,500
0.32% tender 4/6/11, CP mode	8,000	8,000
Series 2003 E:
0.32% tender 4/5/11, CP mode	8,000	8,000
0.35% tender 6/10/11, CP mode	6,000	6,000
Series F, 0.36% tender 7/13/11, CP mode	10,000	10,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,040	2,040
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.27% (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.49%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.37%, LOC Bank of America NA, VRDN (c)(f)	6,065	6,065
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.32%, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 6,000	$ 6,000
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (c)	12,500	12,500
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,285	15,285
		111,345
Pennsylvania - 3.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,730	9,730
Series 2005 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,170	8,170
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (c)	10,155	10,155
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.28%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	90,550	90,550
Series 1998 A2, 0.4%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	22,105	22,105
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,225	23,225
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	5,700	5,700
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.26%, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,800	20,800
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,855	12,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 5,000	$ 5,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,100	1,100
Series 1997 B1, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Series 1997 B4, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B9, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,700	2,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.25% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3350, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
TAN First Series 2010-2011, 2.5% 6/30/11	120,000	120,867
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.31%, LOC Citizens Bank of Pennsylvania, VRDN (c)	24,095	24,095
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (c)	14,300	14,300
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C50, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,345	3,345
Series 2002 74A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2002 75A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 0.33% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	18,975	18,975
Series 2003 77C, 0.33% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	4,105	4,105
Series 2003 79B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2004 81B, 0.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	$ 8,975	$ 8,975
Series 2004 81C, 0.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	54,600	54,600
Series 2004 85C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,145	13,145
Series 2006 92B, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	19,500	19,500
Series 2006 93B, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	31,725	31,725
Series 2006 94B, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	13,850	13,850
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	42,400	42,400
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 0.26%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Series 2008 B3, 0.26%, LOC Bank of America NA, VRDN (c)	1,600	1,600
Series 2008 B5, 0.26%, LOC Bank of America NA, VRDN (c)	13,600	13,600
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,400	3,400
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.26%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	26,530	26,530
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.26%, LOC Bank of America NA, VRDN (c)	12,360	12,360
Series 2005 B, 0.23%, LOC Bank of America NA, VRDN (c)	63,140	63,140
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2010, 2% 5/31/11	18,300	18,370
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	4,785	4,785
		858,977
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
East Greenwich Gen. Oblig. BAN 1.5% 2/15/12	$ 11,000	$ 11,105
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	13,000	13,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.46%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B2, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B4, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		74,105
South Carolina - 2.1%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.33% (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (c)	20,745	20,745
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.41%, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	9,470	9,470
Greenville County School District Bonds:
Series 2010 C, 1% 6/1/11	12,000	12,020
Series 2010 D, 1% 6/1/11	34,655	34,713
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	46,155	46,155
Greenwood School District #50 Gen. Oblig. Bonds Series 2010 B, 1% 4/1/11	6,435	6,439
Lexington County School District #1 Bonds Series 2010 B, 1% 3/1/11	9,145	9,145
Richland County School District #2 Gen. Oblig. Bonds Series 2010 B, 3% 5/1/11	4,000	4,017
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2010 C, 2% 3/1/11	53,800	53,800
Series 2010 D, 2% 3/1/11	6,270	6,270
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.25% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,170	2,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 D, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	$ 3,355	$ 3,355
(Palmetto Health Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (c)	32,210	32,210
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.42%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	800	800
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.24%, LOC Citibank NA, VRDN (c)	4,300	4,300
(Carolina Piedmont Foundation Proj.) 0.33%, LOC Bank of America NA, VRDN (c)	5,410	5,410
(Giant Cement Holding, Inc. Proj.) 0.32%, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.33%, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.32%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,400	15,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.27% (Liquidity Facility Citibank NA) (c)(g)	33,000	33,000
Series ROC II R 11528, 0.27% (Liquidity Facility Citibank NA) (c)(g)	17,820	17,820
Series 2010 A:
0.31% 3/9/11, CP	25,000	25,000
0.31% 3/10/11, CP	12,730	12,730
Series 2010 B:
0.31% 3/8/11, CP	18,000	18,000
0.32% 3/16/11, CP	2,447	2,447
0.32% 3/16/11, CP	489	489
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.23%, LOC Bank of America NA, VRDN (c)	27,490	27,490
Spartanburg County School District #5 Bonds Series 2009, 5% 5/1/11	6,220	6,269
Sumter County School District #2 Bonds Series A, 3% 4/1/11	3,025	3,032
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.85% tender 3/17/11, CP mode	22,400	22,400
		487,846
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.4%
South Dakota Conservancy District Rev. BAN Series 2010, 1.75% 9/30/11	$ 54,330	$ 54,773
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.3%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Proj.):
Series 2003 F, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
Series 2008 F, 0.25% (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)(f)	9,000	9,000
Series 2007 I, 0.25% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	20,800	20,800
		101,073
Tennessee - 1.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.4%, LOC Bank of America NA, VRDN (c)	1,620	1,620
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.49%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.3%, LOC Bank of America NA, VRDN (c)	10,425	10,425
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (c)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.33%, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.31%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (c)	24,825	24,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 67,475	$ 67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.36%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,100	13,100
Shelby County Gen. Oblig. Series 2006 C, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	2,025	2,025
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
Bonds (Baptist Memorial Health Care Proj.) Series 2004 A, 2.5% 9/1/11	7,830	7,909
(Trezevant Manor Proj.):
Series 2007 B, 0.28%, LOC Bank of America NA, VRDN (c)	8,200	8,200
Series A, 0.28%, LOC Bank of America NA, VRDN (c)	36,125	36,125
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	14,815	14,815
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		293,219
Texas - 10.7%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.32%, LOC Dexia Cr. Local de France, VRDN (c)	14,060	14,060
Austin Util. Sys. Rev. Series A:
0.29% 3/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,205	14,205
0.3% 3/28/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	78,576	78,576
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,920	18,920
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.4%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.42%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.26%, LOC Bank of America NA, VRDN (c)(f)	$ 34,300	$ 34,300
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.35%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.35%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	47,300	47,300
Series 2008, 0.36%, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	7,395	7,395
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.26% (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,280	17,280
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	7,380	7,380
Dallas North Texas Tollway Auth. Series 2010 A, 0.32% 4/6/11, LOC Bank of America NA, CP	13,700	13,700
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.32% 3/3/11, CP	14,000	14,000
0.33% 6/23/11, CP	15,500	15,500
0.34% 5/4/11, CP	8,300	8,300
0.34% 5/5/11, CP	23,000	23,000
0.36% 7/21/11, CP	10,000	10,000
0.37% 7/14/11, CP	12,000	12,000
0.37% 7/21/11, CP	22,000	22,000
Denton Independent School District Participating VRDN Series Putters 2603, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,380	7,380
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.27% (Liquidity Facility Societe Generale) (c)(g)	16,000	16,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,940	19,940
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.26% (Liquidity Facility Citibank NA) (c)(g)	4,095	4,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 6,800	$ 6,800
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	46,700	46,700
Series 1995 B, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.34%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.24%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Gen. Oblig.:
Participating VRDN:
Series RBC E 18, 0.26% (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 10360, 0.26% (Liquidity Facility Citibank NA) (c)(g)	14,345	14,345
Series ROC II R 718 PB, 0.3% (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,780	8,780
Series A1, 0.31% 3/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Series C, 0.31% 3/18/11 (Liquidity Facility Bank of America NA), CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series D:
0.31% 3/18/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 11,085	$ 11,085
0.32% 3/18/11 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
Harris County Hosp. District Rev. Series 2010, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.28%, LOC Fannie Mae, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	6,895	6,895
(Primrose Aldine Bender Apt. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,710	7,710
(Primrose at Bammel Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Quail Chase Apts. Proj.) Series 1999, 0.34%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	12,650	12,650
Harris County Metropolitan Trans. Auth. Series A1:
0.3% 3/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,800	11,800
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.27%, LOC Bank of America NA, VRDN (c)	35,000	35,000
Houston Gen. Oblig. Bonds Series 2004 A, 5% 3/1/11	13,955	13,955
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
(Rice Univ. Proj.) Series 2006 A, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,055	12,055
Participating VRDN:
Series Putters 3709, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Series ROC II R 11860, 0.26% (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.28%, LOC Citibank NA, VRDN (c)(f)	9,595	9,595
(Little Nell Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	12,900	12,900
(Mayfair Park Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District 0.25% (Permanent School Fund of Texas Guaranteed), VRDN (c)	$ 2,735	$ 2,735
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	22,220	22,220
Participating VRDN:
Series ROC II R 11133, 0.26% (Liquidity Facility Citibank NA) (c)(g)	15,155	15,155
Series ROC II R 11411, 0.26% (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.26% (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series 2004 B1, 0.27%, LOC Bank of America NA, VRDN (c)	8,600	8,600
Series 2004 B4, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Series B1:
0.28% 3/7/11, LOC JPMorgan Chase Bank, CP	12,250	12,250
0.3% 3/7/11, LOC JPMorgan Chase Bank, CP	38,100	38,100
Series B2:
0.3% 3/17/11, LOC Wells Fargo Bank NA, San Francisco, CP	9,900	9,900
0.32% 3/17/11, LOC Wells Fargo Bank NA, San Francisco, CP	17,000	17,000
Series B3:
0.28% 3/17/11, LOC Bank of Nova Scotia New York Branch, CP	7,000	7,000
0.29% 3/17/11, LOC Bank of Nova Scotia New York Branch, CP	5,000	5,000
Series B4, 0.3% 3/17/11, LOC Barclays Bank PLC, CP	4,000	4,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,700	13,700
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.34%, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.25% (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,940	3,940
Katy Independent School District Series 2004 C, 0.27% (Permanent School Fund of Texas Guaranteed), VRDN (c)	5,100	5,100
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	11,240	11,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 3,160	$ 3,160
Leander Independent School District Participating VRDN Series BC 10 28W, 0.27% (Liquidity Facility Barclays Bank PLC) (c)(g)	9,250	9,250
Lower Colorado River Auth. Rev. Series B, 0.3% 3/8/11, LOC Bank of America NA, CP	10,100	10,100
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.48%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.28%, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	11,325	11,325
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.28%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.28%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2009 C, 4% 9/1/11	1,170	1,191
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.32%, VRDN (c)(f)	94,790	94,790
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.31%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.31%, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.28% (Liquidity Facility Societe Generale) (c)(g)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	8,055	8,055
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3560, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series 2003, 0.27% (Liquidity Facility Bank of America NA), VRDN (c)	23,175	23,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.46%, LOC Bank of America NA, VRDN (c)(f)	$ 5,500	$ 5,500
(Tindall Corp. Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,150	3,150
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5, 0.26% (Liquidity Facility Citibank NA) (c)(g)	43,500	43,500
Series SG 02 159, 0.26% (Liquidity Facility Societe Generale) (c)(g)	22,500	22,500
Series 2001 A:
0.28% 3/18/11, CP	22,900	22,900
0.32% 3/8/11, CP	35,733	35,733
0.32% 3/8/11, CP	30,000	30,000
Spring Independent School District Participating VRDN Series DB 603, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,775	3,775
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	94,300	94,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.25%, LOC Bank of America NA, VRDN (c)	13,400	13,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C3, 0.25%, LOC Bank of America NA, VRDN (c)	11,500	11,500
Series 2008 C4, 0.25%, LOC Bank of America NA, VRDN (c)	26,900	26,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
(Chisholm Trail Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Pinnacle Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (c)(f)	7,065	7,065
(Residences at Sunset Pointe Proj.) 0.36%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.29%, LOC Fannie Mae, VRDN (c)(f)	6,380	6,380
(Windshire Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (c)(f)	13,900	13,900
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.4% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,498	2,498
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.31% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 12,120	$ 12,120
Texas Gen. Oblig.:
Participating VRDN Series DB 448, 0.28% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,730	5,730
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.28%, VRDN (c)(f)	6,700	6,700
0.28%, VRDN (c)(f)	8,650	8,650
Fund II Series 2005 B, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	39,305	39,305
Fund II Series 2007 A, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	43,250	43,250
Participating VRDN:
Series EGL 06 0125, 0.26% (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.26% (Liquidity Facility Citibank NA) (c)(g)	15,000	15,000
Series Putters 3478, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series ROC II R 11087, 0.31% (Liquidity Facility Citibank NA) (c)(f)(g)	15,680	15,680
Texas Pub. Fin. Auth.:
Series 2002 A, 0.3% 4/7/11, CP	5,200	5,200
Series 2002 B, 0.3% 4/7/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	52,000	52,296
Series 2008, 0.29% 3/7/11, CP	12,850	12,850
0.3% 4/21/11, CP	10,000	10,000
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006 A, 5% 4/1/11	10,000	10,040
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.26%, LOC Bank of Scotland PLC, VRDN (c)	41,400	41,400
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	4,885	4,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.3% 4/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 30,000	$ 30,000
Waco Health Facilities Dev. Corp. Participating VRDN Series Solar 07 40X, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	21,285	21,285
		2,491,839
Utah - 2.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,079
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1:
0.28% 3/17/11 (Liquidity Facility Bank of Nova Scotia), CP	30,850	30,850
0.3% 4/8/11 (Liquidity Facility Bank of Nova Scotia), CP	6,750	6,750
Series 1997 B2, 0.32% 3/10/11 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3, 0.31% 4/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	33,700	33,700
Series 1998 B4:
0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	9,000	9,000
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	44,300	44,300
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.26% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	63,015	63,015
Salt Lake City Sales Tax Rev. 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	7,485	7,485
Utah Gen. Oblig. Bonds 5% 7/1/11	4,885	4,962
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,840	6,840
Series 2002 B, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,530	9,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2002 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 6,740	$ 6,740
Series 2003 B, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,145	10,145
Series 2003 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,610	8,610
Series 2003 E, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,625	8,625
Series 2003 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,060	6,060
Series 2003 G, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,060	6,060
Series 2004 G, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,870	13,870
Series 2005 B, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,990	10,990
Series 2005 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,290	15,290
Series 2005 E, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,160	16,160
Series 2005 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,300	5,300
Series 2005 G, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,675	12,675
Series 2005 H, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,800	8,800
Series 2006 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,165	6,165
Series 2006 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	26,265	26,265
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series DCL 021, 0.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	8,860	8,860
Series ROC II R 11922, 0.26% (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Wtr. Fin. Agcy. Rev. Series B3:
0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 33,400	$ 33,400
0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	18,000	18,000
		545,036
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.37%, tender 5/4/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,955	25,955
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.45%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	6,600	6,600
		32,555
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Gates of Ballston Apts.) 0.41%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,200	14,200
Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)	13,080	13,080
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.29%, LOC Bank of America NA, VRDN (c)	13,900	13,900
Fairfax County Indl. Dev. Auth.:
Bonds (Inova Health Sys. Proj.) 0.38%, tender 9/26/11 (c)	18,000	18,000
Participating VRDN Series Putters 3590, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,495	9,495
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
1.35% tender 3/4/11, CP mode (f)	5,000	5,000
1.4% tender 3/4/11, CP mode (f)	13,200	13,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 9,000	$ 9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.32%, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Norfolk BAN Series 2010 C, 1.5% 4/1/11	30,690	30,722
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 B, 0.38%, tender 9/26/11 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.) Series 2008 D1, 0.24%, LOC Citibank NA, VRDN (c)	10,210	10,210
Series 1997, 0.32% 3/17/11, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.35% tender 3/4/11, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,360	5,360
Series 2001, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,350	5,350
Series 2006, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,850	5,850
Richmond Gen. Oblig. Bonds Series 2010 C, 1.5% 7/15/11	8,315	8,352
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.26% (Liquidity Facility Citibank NA) (c)(g)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 A, 2% 9/1/11	4,460	4,496
Virginia Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	11,385	11,385
Series Merlots 06 C3, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Participating VRDN:
Series BA 1046, 0.4% (Liquidity Facility Bank of America NA) (c)(f)(g)	36,960	36,960
Series BA 1047, 0.4% (Liquidity Facility Bank of America NA) (c)(f)(g)	22,080	22,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.: - continued
Bonds Series Merlots B20, 0.43%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)(h)	$ 6,285	$ 6,285
Participating VRDN:
Series Merlots 06 07, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,785	3,785
Series Merlots 06 B18, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	19,995	19,995
Series Merlots 06 B21, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,285	8,285
Series Merlots 07 C42, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 2% 8/1/11	7,565	7,618
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,955	2,955
Series PT 4634, 0.25% (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,935	11,935
Series ROC II R 11923, 0.26% (Liquidity Facility Citibank NA) (c)(g)	3,850	3,850
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (c)	24,000	24,000
		472,755
Washington - 4.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.33% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,990	26,990
Energy Northwest Elec. Rev. Bonds (#3 Proj.) Series 2003 A, 5.5% 7/1/11	8,300	8,443
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.33%, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig.:
Bonds Series 2010 A, 2% 12/1/11	6,660	6,741
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig.: - continued
Participating VRDN Series DB 598, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 3,505	$ 3,505
Participating VRDN Series ROC II R 11731, 0.26% (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.37%, LOC Bank of America NA, VRDN (c)(f)	11,245	11,245
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.24%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.3% tender 3/17/11 (BP PLC Guaranteed), CP mode	4,750	4,750
Port of Seattle Gen. Oblig. Series 2002 B2, 0.33% 3/1/11, LOC Bayerische Landesbank Girozentrale, CP (f)	10,455	10,455
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,455	7,455
Series Putters 2553Z, 0.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,135	5,135
Series 1997, 0.26%, LOC Bank of America NA, VRDN (c)(f)	24,000	24,000
Series 2001 B1, 0.35% 4/8/11, LOC Bank of America NA, CP (f)	12,200	12,200
Series 2008, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.29%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2011 A:
1% 8/1/11	2,965	2,970
1% 2/1/12	10,770	10,827
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.25% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Series ROC II R 11144, 0.26% (Liquidity Facility Citibank NA) (c)(g)	11,705	11,705
Spokane County School District #81 Bonds Series 2010 A, 2% 12/1/11 (Washington Gen. Oblig. Guaranteed)	10,500	10,629
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.49%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	17,895	17,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.: - continued
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	$ 7,200	$ 7,200
Washington Gen. Oblig.:
Participating VRDN:
Series DB 599, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	4,835	4,835
Series DB 606, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	6,040	6,040
Series Solar 06 13, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	33,645	33,645
Series Putters 3501Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series 1996 A, 0.21% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	15,000	15,000
Washington Health Care Facilities Auth. Rev.:
Bonds (Providence Health Systems Proj.) Series A, 5.5% 10/1/11	3,000	3,086
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (c)	10,500	10,500
Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (c)	54,100	54,100
(Southwest Washington Med. Ctr.) Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (c)	30,100	30,100
(Swedish Health Svcs. Proj.) Series 2009 C, 0.26%, LOC Bank of America NA, VRDN (c)	55,000	55,000
Participating VRDN Series Solar 07 66, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,735	19,735
Washington Hsg. Fin. Commission Participating VRDN Series BC 10 10W, 0.3% (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,340	7,340
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 4,550	$ 4,550
(Crestview Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.27%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.26%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(The Cambridge Apts. Proj.) Series 2009, 0.25%, LOC Fannie Mae, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.25%, LOC Fannie Mae, VRDN (c)	3,750	3,750
0.3%, LOC Bank of America NA, VRDN (c)	17,175	17,175
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	48,475	48,475
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	6,470	6,470
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	2,692	2,692
		1,026,248
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 1.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.85% tender 3/16/11, CP mode (f)	$ 20,000	$ 20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.4% tender 3/4/11, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.26%, LOC Deutsche Bank AG, VRDN (c)(f)	7,530	7,530
Series 1990 B, 0.26%, LOC Deutsche Bank AG, VRDN (c)(f)	16,285	16,285
Series 1990 C, 0.26%, LOC Deutsche Bank AG, VRDN (c)(f)	700	700
Series 1990 D, 0.26%, LOC Deutsche Bank AG, VRDN (c)(f)	8,500	8,500
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (c)	6,050	6,050
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	65,000	65,000
(Ohio Pwr. Co. - Sporn Proj.) Series 2008 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	35,000	35,000
		249,885
Wisconsin - 0.9%
Milwaukee Gen. Oblig.:
Series C2:
0.29% 3/15/11, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
0.29% 5/3/11, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
0.28% 4/15/11, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,315	1,315
Wisconsin Gen. Oblig. Series 2006 A, 0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Gundersen Lutheran Proj.):
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Gundersen Lutheran Proj.):
Series 2009 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	$ 13,000	$ 13,000
Participating VRDN ROC II R 11837, 0.26% (Liquidity Facility Citibank NA) (c)(g)	7,000	7,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,810	1,810
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,400	7,400
Series 2008 A, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Wisconsin Trans. Rev.:
Series 1997 A:
0.31% 4/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,499	14,499
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,465	13,465
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		202,523
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.32%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,750	3,750
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2005-4, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,000	$ 8,000
Series 2006-2, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2008-2, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		47,750
	Shares
Other - 14.7%
Fidelity Municipal Cash Central Fund, 0.25% (d)(e)	3,436,917,134	3,436,917
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $23,347,849)		23,347,849
NET OTHER ASSETS (LIABILITIES) - 0.2%		35,440
NET ASSETS - 100%		$ 23,383,289
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly, or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,450,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,090,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 0.43%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA)	4/19/01	$ 3,465
Security	Acquisition Date	Acquisition Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	10/2/08	$ 23,570
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.38%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA)	7/13/09	$ 9,720
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11	1/5/11	$ 26,810
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	3/19/09 - 1/7/11	$ 15,285
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.37%, tender 5/4/11 (Liquidity Facility Wells Fargo Bank NA)	11/4/10 - 12/15/10	$ 25,955
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots B20, 0.43%, tender 8/17/11 (Liquidity Facility Wells Fargo Bank NA)	1/20/09	$ 6,285
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 3,797
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,910,932)	$ 19,910,932
Fidelity Central Funds (cost $3,436,917)	3,436,917
Total Investments (cost $23,347,849)		$ 23,347,849
Cash		936
Receivable for fund shares sold		456,743
Interest receivable		20,506
Distributions receivable from Fidelity Central Funds		640
Prepaid expenses		43
Other receivables		200
Total assets		23,826,917

Liabilities
Payable for investments purchased Regular delivery	$ 19,471
Delayed delivery	23,100
Payable for fund shares redeemed	392,607
Distributions payable	2
Accrued management fee	5,143
Other affiliated payables	3,134
Other payables and accrued expenses	171
Total liabilities		443,628

Net Assets		$ 23,383,289
Net Assets consist of:
Paid in capital		$ 23,382,750
Undistributed net investment income		23
Accumulated undistributed net realized gain (loss) on investments		516
Net Assets, for 23,377,423 shares outstanding		$ 23,383,289
Net Asset Value, offering price and redemption price per share ($23,383,289 ÷ 23,377,423 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 32,807
Income from Fidelity Central Funds		3,797
Total income		36,604

Expenses
Management fee	$ 30,313
Transfer agent fees	17,162
Accounting fees and expenses	672
Custodian fees and expenses	157
Independent trustees' compensation	45
Registration fees	216
Audit	31
Legal	54
Miscellaneous	66
Total expenses before reductions	48,716
Expense reductions	(13,266)	35,450
Net investment income (loss)		1,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		247
Net increase in net assets resulting from operations		$ 1,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,154	$ 2,920
Net realized gain (loss)	247	830
Net increase in net assets resulting from operations	1,401	3,750
Distributions to shareholders from net investment income	(1,131)	(2,776)
Distributions to shareholders from net realized gain	-	(237)
Total distributions	(1,131)	(3,013)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	41,444,848	78,309,889
Reinvestment of distributions	1,118	2,980
Cost of shares redeemed	(40,432,546)	(80,473,972)
Net increase (decrease) in net assets and shares resulting from share transactions	1,013,420	(2,161,103)
Total increase (decrease) in net assets	1,013,690	(2,160,366)

Net Assets
Beginning of period	22,369,599	24,529,965
End of period (including undistributed net investment income of $23 and $0, respectively)	$ 23,383,289	$ 22,369,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.008	.024	.033	.028
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.008	.024	.033	.028
Distributions from net investment income	- G	-G	(.008)	(.024)	(.033)	(.028)
Distribution from net realized gain	-	- G	- G	- G	-	-
Total distributions	- G	-G	(.008)	(.024)	(.033)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.00% E	.01%	.77%	2.39%	3.33%	2.85%
Ratios to Average Net Assets D,F
Expenses before reductions	.43% A	.43%	.47%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.31% A	.34%	.47%	.43%	.43%	.44%
Expenses net of all reductions	.31% A	.34%	.46%	.34%	.31%	.33%
Net investment income (loss)	.01% A	.01%	.76%	2.32%	3.29%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 23,383	$ 22,370	$ 24,530	$ 23,700	$ 18,677	$ 17,022

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 23,347,849

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $13,260.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five- year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for the fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MMM-USAN-0411
1.790940.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 25, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2011